Cover	Aug. 13, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 13, 2024
Registrant Name	QUINCE THERAPEUTICS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38890
Entity Tax Identification Number	90-1024039
Entity Address, Address Line One	601 Gateway Boulevard
Entity Address, Postal Zip Code	94080
Entity Address, Address Line Two	Suite 1250
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Local Phone Number	910-5717
City Area Code	415
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	QNCX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001662774
Amendment Flag	false